ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2021
ACCOUNTS RECEIVABLE
Schedule of accounts receivable and allowance for doubtful accounts

	June 30,	December 31,
	2021	2020
Accounts receivable	$3,723,406	$4,077,820
Allowance for doubtful accounts	(53,129)	(15,477)
Accounts receivable, net	$3,670,277	$4,062,343